Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest, dividends and other income	$ 355,956
Net appreciation in fair values of investments	5,199,139
Total investment gains, net	5,555,095
Contributions and other:
Participants	1,014,223
Employer	202,593
Rollovers and other	178,009
Total contributions and other	1,394,825
Total additions	6,949,920
Deductions
Benefits paid to participants	2,951,345
Administrative expenses	10,963
Total deductions	2,962,308
Net increase	3,987,612
Net assets available for benefits at beginning of year	31,066,612
Net assets available for benefits at end of year	$ 35,054,224